Cover	Nov. 03, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2021
Entity File Number	001-38979
Entity Registrant Name	BrightSphere Investment Group Inc.
Entity Central Index Key	0001748824
Entity Tax Identification Number	47-1121020
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 Clarendon Street
Entity Address, Address Line Two	53rd Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	369-7300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	true
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	BSIG
Security Exchange Name	NYSE
4.800% Notes due 2026 [Member]
Document Information [Line Items]
Title of 12(b) Security	4.800% Notes due 2026
Trading Symbol	BSIG 26
Security Exchange Name	NYSE
5.125% Notes due 2031 [Member]
Document Information [Line Items]
Title of 12(b) Security	5.125% Notes due 2031
Trading Symbol	BSA
Security Exchange Name	NYSE